Document and Entity Information	12 Months Ended
Oct. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	db-X Exchange-Traded Funds Inc.
Central Index Key	0001385533
Amendment Flag	false
Document Creation Date	Sep. 30, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013